Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Discontinued Operations - Net of Tax - Footnotes (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax expense (benefit), net	$ 3	$ 23	$ 23
Deferred income tax expense			42
Legal Entity Reorganization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax expense			1,400
Foreign Tax Authority [Member] | Legal Entity Reorganization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax expense			2,200
Legal Entity Reorganization [Member] | Legal Entity Reorganization [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax expense		$ 122